Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments	Tax Refund
Total	$ 183.6	$ 60.2	$ 8.2	$ 0.5	$ 6.1	$ 258.6
Alcoa of Australia Ltd.
Total	183.0	48.1	5.1		0.7	236.9	$ 2.9
Alcoa of Australia Ltd. | Darling Range
Total	183.0	48.1	5.1		0.7	236.9	$ 2.9
Alcoa World Alumina Brasil Ltda.
Total		12.0	3.0	0.5	5.4	20.9
Alcoa World Alumina Brasil Ltda. | Juruti
Total		12.0	3.0	$ 0.5	$ 5.4	20.9
Alcoa Aluminio S.A.
Total	0.2	0.1				0.3
Alcoa Aluminio S.A. | Pocos de Caldas
Total	0.2	$ 0.1				0.3
Alcoa Fuels, Inc.
Total	0.4		0.1			0.5
Alcoa Fuels, Inc. | Liberty Mine
Total	$ 0.4		$ 0.1			$ 0.5